Subordinated Debentures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2008	Dec. 31, 2003
Subsidiary, Sale of Stock [Line Items]
Subordinated debentures	$ 5,155	$ 5,155			$ 5,155
Holding Company's investment in the common stock		155
Holding Company may redeem the subordinated debentures in a principal amount with integral multiples				$ 1
Percentage in which holding company redeem subordinated debentures				100.00%
Maturity date of subordinated debentures	Dec. 30, 2033
Cumulative deferred interest payments	$ 210	$ 42	$ 348
Trust preferred securities and subordinated debentures have a variable rate of interest	2.85%
Trust preferred securities and subordinated debentures have a stated percentage	3.10%	3.16%
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Holding Company, closed a pooled private offering					5,000
Trust preferred securities with a liquidation amount					$ 1
Subordinated [Member]
Subsidiary, Sale of Stock [Line Items]
Number of years with no principal repayment	5 years
Maximum number of years for deferred interest payments	5 years